Customers in Countries Outside of U.S. Made up Greater Than 10% of Total Fleet Container Lease Billings (Detail) - Total Fleet Lease Rental Income	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
People's Republic of China
Capital Leased Assets [Line Items]
Percentage of lease rental income	15.00%	14.40%	14.10%
France
Capital Leased Assets [Line Items]
Percentage of lease rental income	13.80%	14.40%	15.30%
Switzerland
Capital Leased Assets [Line Items]
Percentage of lease rental income	14.10%	15.10%	13.40%
Taiwan
Capital Leased Assets [Line Items]
Percentage of lease rental income	14.60%	13.90%	12.20%
Singapore
Capital Leased Assets [Line Items]
Percentage of lease rental income	10.50%	10.90%	8.70%